DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (Tables)	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
SCHEDULE OF PRINCIPAL SUBSIDIARIES
Seamless Group Inc [Member]
SCHEDULE OF PRINCIPAL SUBSIDIARIES

			Percentage of ownership held by the Company
Company Name	Place of incorporation	Principal activities	Directly	Indirectly

Dynamic Investment Holdings Limited	Cayman Islands	Investment holding	100%	—
Dynamic (Asia) Group Inc.	British Virgin Islands	Investment holding	100%	—
TNG (Asia) Limited	Hong Kong	Provision of mobile electronic wallet	100%	—
Tranglo Sdn. Bhd.	Malaysia	Provision of international airtime reload, international money transfer services, its related implementation, technical and maintenance services	60%	—
未來網絡科技投資股份有限公司	Taiwan	Investment holding	100%	—
GEA Holdings Limited	Cayman Islands	Investment holding	—	100%
GEA Limited	Hong Kong	Operating a global fund transfer platform for financial institutions, e-wallet operators and other participants	—	100%
GEA Pte Ltd.	Singapore	Transaction and payment processing services	—	100%
Bagus Fintech Pte. Ltd.	Singapore	Providing business center services	—	100%
Dynamic (Asia) Holdings Limited	Cayman Islands	Investment holding	—	100%
Dynamic FinTech Group (HK) Limited	Hong Kong	Provision of corporate government consultancy, management and advisory services	—	100%
Tranglo Holdings Limited	Cayman Islands	Investment holding	—	100%
The WSF Group Holdings Limited	British Virgin Islands	Investment holding	—	100%
The Wall Street Factory Limited	Hong Kong	Providing business center services	—	100%
Bagus Financial Services Limited	Hong Kong	Provision of services and PR function events	—	100%

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

1	Organization and business (Continued)

			Percentage of ownership held by the Company
Company Name	Place of incorporation	Principal activities	Directly	Indirectly

PT. Tranglo Indonesia	Indonesia	To establish, develop and operate a money remittance business	—	60%
PT. Tranglo Solusindo	Indonesia	Providing and sourcing airtime and other related services	—	60%
Tranglo MEA Limited	Hong Kong	Providing and sourcing airtime and other related services	—	60%
Tranglo Europe Limited	United Kingdom	To establish, develop and operate a money remittance business	—	60%
Tranglo Pte. Ltd.	Singapore	To establish, develop and operate a money remittance business	—	60%
Tik FX Malaysia Sdn. Bhd.	Malaysia	Dormant	—	60%
Treatsup Sdn. Bhd.	Malaysia	Research, development and commercialisation of Treatsup application and provision of implementation, technical services and maintenance related to the application	—	60%
Dynamic Indonesia Holdings Limited	Cayman Islands	Investment holding	—	51%
Dynamic Indonesia Pte. Ltd.	Singapore	Retail sales via the internet and development of other software and programming activities	—	41%
PT TNG Wallet Indonesia	Indonesia	Business operations have not commenced	—	41%
PT Walletku Indompet Indonesia	Indonesia	(i) Retail commerce through media, for textile commodities, clothing, footwear and personal needs, (ii) web portal and/or digital platforms for commercial purposes, and (iii) software publisher	—	41%

			Percentage of ownership held by the Company
Company Name	Place of incorporation	Principal activities	Directly	Indirectly
Dynamic Investment Holdings Limited	Cayman Islands	Investment holding	100%	—
Dynamic (Asia) Group Inc.	British Virgin Islands	Investment holding	100%	—
TNG (Asia) Limited	Hong Kong	Provision of mobile electronic wallet	100%	—
Tranglo Sdn. Bhd.	Malaysia	Provision of international airtime reload, international money transfer services, its related implementation, technical and maintenance services	60%	—
未來網絡科技投資股份有限公司	Taiwan	Investment holding	100%	—
GEA Holdings Limited	Cayman Islands	Investment holding	—	100%
GEA Limited	Hong Kong	Operating a global fund transfer platform for financial institutions, e-wallet operators and other participants	—	100%
GEA Pte Ltd.	Singapore	Transaction and payment processing services	—	100%
Bagus Fintech Pte. Ltd.	Singapore	Providing business center services	—	100%
Dynamic (Asia) Holdings Limited	Cayman Islands	Investment holding	—	100%
Dynamic FinTech Group (HK) Limited	Hong Kong	Provision of corporate government consultancy, management and advisory services	—	100%
Tranglo Holdings Limited	Cayman Islands	Investment holding	—	100%
The WSF Group Holdings Limited	British Virgin Islands	Investment holding	—	100%
The Wall Street Factory Limited	Hong Kong	Providing business center services	—	100%
Bagus Financial Services Limited	Hong Kong	Provision of services and PR function events	—	100%

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1 Organization and business (Continued)

			Percentage of ownership held by the Company
Company Name	Place of incorporation	Principal activities	Directly	Indirectly
PT. Tranglo Indonesia	Indonesia	To establish, develop and operate a money remittance business	—	60%
PT. Tranglo Solusindo	Indonesia	Providing and sourcing airtime and other related services	—	60%
Tranglo MEA Limited	Hong Kong	Providing and sourcing airtime and other related services	—	60%
Tranglo Europe Limited	United Kingdom	To establish, develop and operate a money remittance business	—	60%
Tranglo Pte. Ltd.	Singapore	To establish, develop and operate a money remittance business	—	60%
Tik FX Malaysia Sdn. Bhd.	Malaysia	Dormant	—	60%
Treatsup Sdn. Bhd.	Malaysia	Research, development and commercialisation of Treatsup application and provision of implementation, technical services and maintenance related to the application	—	60%